Additional Information to Profit or Loss Items - Schedule of Additional Information to Profit or Loss (Details) ₪ in Thousands			12 Months Ended
	May 31, 2017 USD ($)	May 31, 2017 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
a. Cost of revenue:
Total cost of sales and services			$ 26,372,000	$ 24,515,000	$ 41,907,000
Total Research and development expenses			2,745,000	2,002,000	5,886,000
Total Sales and marketing expenses			10,200,000	4,182,000	10,694,000
Total General and administrative expenses			66,724,000	24,905,000	49,172,000
e. Other expenses, net:
Total Other expenses, net			(4,094,000)	181,000	12,723,000
f. Finance income and expenses:
Finance income			2,227,000	2,220,000	484,000
Finance expenses:
Finance expenses			49,248,000	12,586,000	7,194,000
Professional services	$ 34,500	₪ 110
Salaries and related expenses [Member]
a. Cost of revenue:
Total cost of sales and services			21,850,000	19,790,000	28,098,000
Total Research and development expenses			2,329,000	1,994,000	6,879,000
Total Sales and marketing expenses			3,018,000	2,732,000	4,239,000
Total General and administrative expenses			8,950,000	6,369,000	8,409,000
Subcontractors and consultants [Member]
a. Cost of revenue:
Total cost of sales and services			2,942,000	3,879,000	8,359,000
Depreciation, amortization and impairment [Member]
a. Cost of revenue:
Total cost of sales and services					4,757,000
Total Sales and marketing expenses			919,000	1,030,000	6,026,000
Material [Member]
a. Cost of revenue:
Total cost of sales and services				48,000
Impairment expenses [Member]
a. Cost of revenue:
Total cost of sales and services
Total General and administrative expenses			43,554,000	572,000	10,643,000
Other [Member]
a. Cost of revenue:
Total cost of sales and services			1,580,000	798,000	693,000
Total Research and development expenses			416,000	8,000	298,000
Total Sales and marketing expenses			131,000	366,000	193,000
Total General and administrative expenses			4,041,000	1,730,000	5,441,000
Research and development expenses gross [Member]
a. Cost of revenue:
Total Research and development expenses			2,745,000	2,002,000	7,177,000
Less – government grants [Member]
a. Cost of revenue:
Total Research and development expenses					(1,291,000)
Advertising and public relations [Member]
a. Cost of revenue:
Total Sales and marketing expenses			6,132,000	54,000	236,000
Depreciation and amortization [Member]
a. Cost of revenue:
Total General and administrative expenses			1,224,000	1,111,000	1,463,000
Office Maintenance [Member]
a. Cost of revenue:
Total General and administrative expenses			715,000	1,600,000	1,392,000
Consulting [Member]
a. Cost of revenue:
Total General and administrative expenses			4,745,000	5,741,000	16,716,000
Professional services [Member]
Finance expenses:
Professional services			1,879,000	5,799,000	3,486,000
Insurance [Member]
a. Cost of revenue:
Total General and administrative expenses			1,616,000	1,983,000	1,622,000
Governmental grants income [Member]
e. Other expenses, net:
Total Other expenses, net				(173,000)	(1,159,000)
Loss on disposal of assets [Member]
e. Other expenses, net:
Total Other expenses, net			170,000	354,000
Gain from disposal of liabilities [Member]
e. Other expenses, net:
Total Other expenses, net			(4,263,000)
ELOC [Member]
e. Other expenses, net:
Total Other expenses, net					1,570,000
RNER listing expenses [Member]
e. Other expenses, net:
Total Other expenses, net					12,312,000
Gain from exchange rate differences [Member]
f. Finance income and expenses:
Finance income					271,000
Changes in fair value of financial instruments [Member]
f. Finance income and expenses:
Finance income			1,902,000	1,672,000
Finance expenses:
Finance expenses			24,981,000		247,000
Interest income [Member]
f. Finance income and expenses:
Finance income			325,000	548,000	213,000
Loss from exchange rate differences [Member]
Finance expenses:
Finance expenses			3,129,000	391,000
Bank fees [Member]
Finance expenses:
Finance expenses			167,000	286,000	109,000
Interest expenses [Member]
Finance expenses:
Finance expenses			$ 20,971,000	$ 11,909,000	$ 6,838,000